Document and Entity Information	Sep. 20, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 20, 2022
Entity Registrant Name	WALGREENS BOOTS ALLIANCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36759
Entity Tax Identification Number	47-1758322
Entity Address, Address Line One	108 Wilmot Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	315-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On September 20, 2022, Walgreens Boots Alliance, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) announcing that John Standley, Executive Vice President of the Company and President of Walgreen Co., would leave the Company on November 1, 2022 (the “Separation Date”). As set forth in the Original Form 8-K, the Company and Mr. Standley expected to agree on the terms of his separation at a later date.
Entity Central Index Key	0001618921
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WBA
Security Exchange Name	NASDAQ
3.600% Walgreens Boots Alliance, Inc. notes due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.600% Walgreens Boots Alliance, Inc. notes due 2025
Trading Symbol	WBA25
Security Exchange Name	NASDAQ
2.125% Walgreens Boots Alliance, Inc. notes due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Walgreens Boots Alliance, Inc. notes due 2026
Trading Symbol	WBA26
Security Exchange Name	NASDAQ